16. Share Based Payments (Details Narrative) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2016 EUR (€) shares yr	Dec. 31, 2015 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based expense | €	€ 1,943	€ 3,545	€ 2,220
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based expense | €	522	1,178	611
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based expense | €	€ 1,421	€ 2,367	€ 1,609
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted	1,436,075	1,778,095
Awards cancelled or forfeited	399,552	83,750
Awards outstanding	4,080,868	3,044,345
Awards vested	2,001,264	952,458
Weighted average remaining contractual life | yr	8.4	8.9